Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policy [Abstract]
Basis of consolidation
(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities that are controlled by the Company. Control exists when the Company has power over the investee and the Company is exposed or has the rights to variable returns from the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent account policies. All intercompany transactions and balances and unrealized gains and losses from intercompany transactions have been eliminated.

The subsidiaries of the Company are as follows:

	Country of Incorporation	Holding	Functional Currency
Cannahealth Ltd. (“Cannahealth”)	Malta	100%	EUR
Bophelo Holdings Ltd. (“Bophelo H”)	United Kingdom	100%	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”)	Lesotho	100%	LSL
Canmart Ltd. (“Canmart”)**	United Kingdom	100%	GBP
Holigen Holdings Limited (“Holigen”)	Portugal	100%	EUR
RPK Biopharma Unipessoal Lda. (“RPK”)*	Portugal	0%	EUR
1371011 BC Ltd. (“1371011”)	Canada	100%	CAD
1468243 BC Ltd. (“1468243”)	Canada	100%	CAD
First Towers & Fibers Corp. (“First Towers”)	Canada	100%	CAD
Canadian Towers & Fiber Optics S.A. de C.V. (“CTFO Mexico”)	Mexico	96%	MXN
Canadian Towers S.A. de C.V. (“CT Mexico”)	Mexico	0% (structured entity) [1]	MXN

*	RPK was sold during the year ended December 31, 2024
**	Canmart was liquidated on May 30, 2025

Non-controlling interests

Non-controlling interests are classified as a separate component of equity. On initial recognition, non-controlling interests are measured at their proportionate share of the acquisition date fair value of identifiable net assets of the related subsidiary acquired by the Company. Subsequent to the acquisition date, adjustments are made to the carrying amount of non-controlling interests for the non-controlling interests’ share of changes to the subsidiary’s equity. Adjustments to recognize the non-controlling interests’ share of changes to the subsidiary’s equity are made even if this results in the non-controlling interests having a deficit balance.

[1]	Pursuant to the acquisition of First Towers, the Company consolidated CT Mexico over which it holds no direct or indirect ownership interest as at acquisition date, as originally accounted under First Towers. As the Company acquired First Towers, the Company had determined that it exercises control over CT Mexico in accordance with IFRS 10 – Consolidated Financial Statements, as it:

–	has the power to direct the relevant activities of CT Mexico through contractual arrangements and operational control;

–	is exposed to variable returns through its funding, management, and operational activities with the entity; and

–	has the ability to use its power over CT Mexico to affect those returns.

Accordingly, CT Mexico has been fully consolidated in these financial statements. The Company has determined that CT Mexico qualifies as a structured entity under IFRS 12 due to the nature of its design and purpose. CT Mexico is structured in such a way that voting or similar rights are not the dominant factor in determining control.

The Company does not provide financial support to CT Mexico beyond existing contractual obligations, and there are no explicit arrangements that would require the Company to do so in the future.

Foreign currency
(b)	Foreign currency

Items included in the financial statements of each of the Company’s consolidated subsidiaries are measured using the currency of the primary economic environment in which each subsidiary operates (the functional currency). The consolidated financial statements are presented in USD. All assets and liabilities in each statement of financial position are translated at the closing rate at the date of that statement of financial position. All income and expenses are translated at exchange rates at the dates of the transactions.

Foreign currency transactions are translated into the respective functional currencies of the Company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit and loss. Non-monetary items that are not carried at fair value are translated using the exchange rates as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

The results and financial position of the Company’s foreign subsidiaries that have a different functional currency from the Company’s functional and presentation currency are translated into USD as follows:

(i)	Assets and liabilities of the foreign subsidiary are translated at the closing exchange rate on the date of the consolidated statement of financial position;

(ii)	Revenue and expenses of the foreign subsidiary are translated at the average closing exchange rate for the period reported in the consolidated statement of profit or loss. When the average exchange rate does not provide a reasonable approximation of the cumulative effect of the rates prevailing on the transaction date, the Company utilizes the closing exchange rate on the date of the transaction; and

(iii)	The exchange rate differences for foreign subsidiaries are recognized in other comprehensive income in the cumulative translation account.

Financial instruments
(c)	Financial instruments

(i)	Financial assets

The Company initially recognizes a financial asset on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Upon recognition of a financial asset, classification is made based on the business model for managing the asset and the asset’s contractual cash flow characteristics. The financial asset is initially recognized at its fair value and subsequently classified and measured as (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) FVTPL. Financial assets are classified as FVTPL if they have not been classified as measured at amortized cost or FVOCI.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Financial assets and liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. The Company has classified all of its financial assets as financial assets measured at amortized cost or FVTPL. The Company has not classified any financial assets as FVTPL or FVOCI.

Financial assets measured at amortized cost

A non-derivative financial asset is measured at amortized cost when both of the following conditions are met: (i) the asset is held within a business model whose objective is to hold assets in order to collect the contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Such assets are recognized initially at fair value plus any directly attributable transaction costs and measured at amortized cost using the effective interest method subsequent to initial recognition, loans and receivables are measured at amortized cost. Financial assets measured at amortized cost are comprised of cash, trade and other receivables, loans receivable and due from related party.

Impairment of financial assets at amortized cost

The Company recognized a loss allowance for expected credit losses (“ECL”) on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime ECL if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset’s credit risk has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the 12-month ECL.

(ii)	Financial liabilities

The Company recognizes a financial liability on the trade date in which it becomes a party to the contractual provisions of the instrument at fair value plus any directly attributable costs. Financial liabilities are subsequently measured at amortized cost or FVTPL and are not subsequently reclassified. The Company’s financial liabilities are trade and other payables and loans and borrowings which are recognized on an amortized cost basis.

Financial liabilities measured at amortized cost

 All financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. All financial liabilities are measured at amortized cost, except for financial liabilities measured at FVTPL. A financial liability may no longer be reclassified subsequent to initial recognition. Subsequent to initial recognition, financial liabilities are measured at amortized cost using the effective interest method.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or when they expire. The Company has the following non-derivative financial liabilities which are classified as financial liabilities measured at amortized cost: trade and other payables, due to related parties, and loans and borrowings.

Compound financial instruments
(d)	Compound financial instruments

The Company may issue financial instruments that contain both liability and equity components. When the initial proceeds from such instruments are received, the liability component is recognized at the fair value of a similar liability that does not have an equity conversion option. The residual amount is allocated to the equity component and recorded in equity as a conversion feature reserve. Transaction costs are allocated proportionately to the liability and equity components. The liability is subsequently measured at amortized cost using the effective interest method.

The allocation between liability and equity components is based on estimated fair values using discounted cash flows or option pricing models. Changes in assumptions may significantly affect the relative allocation and subsequent accounting treatment.

Revenue from contracts with customers
(e)	Revenue from contracts with customers

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer. The Company records revenue upon transfer of promised goods or services to customers in amounts that reflect the consideration to which the Company expects to be entitled in exchange for those goods or services based on the following five step approach:

Step 1:	Identify the contracts with customers;

Step 2:	Identify the performance obligations in the contract;

Step 3:	Determine the transaction price;

Step 4:	Allocate the transaction price to the performance obligations in the contract; and

Step 5:	Recognize revenue as performance obligations are satisfied.

The Company typically satisfies its performance obligations at a point in time, upon completion of sale. The Company primarily acts as principal in contracts with its customers. The Company does not have material obligations for returns, refunds and other similar obligations, nor warranties and related obligations.

Revenue is recognized at the amount of the transaction price that is allocated to the performance obligation. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

The Company has the following revenue streams:

1)	Sale of cannabis-based products for medicinal use

This revenue stream is assessed as one performance obligation. Revenue from cannabis based medicinal product sales is recognized once the performance obligation has been satisfied, which would be upon the customer taking the delivery of the product. The transaction price for each product and service will be determined based on the respective invoice.

Pursuant to the cessation of Canmart in May 2025, no revenues have been recognized from this stream. As of December 31, 2025, the Company has not yet cultivated any product on its farm land property. The Company is currently operating under its hemp cultivation license and continuously working on its full cultivation license for cannabis cultivation.

2)	Lease and construction of telecommunications infrastructure, including towers and fiber networks

Leasing Revenue

Revenue from the lease of tower and fiber assets is recognized on a straight-line basis over the lease term, in accordance with IFRS 16. Lease agreements are classified as operating leases, typically ranging from five to thirteen years, and generally include fixed payments without significant variable components.

Construction and Services Revenue

Revenue from infrastructure construction and related services is recognized over time as performance obligations are satisfied, based on input methods such as costs incurred relative to total expected costs. These are typically fixed-price contracts governed by IFRS 15.

The Company exercises judgments in determining the amount of the costs incurred to obtain or fulfil a contract with a customer, which includes, but is not limited to (a) the likelihood of obtaining the contract, (b) the estimate of the profitability of the contract, and (c) the credit risk of the customer. An impairment loss will be recognized in profit or loss to the extent that the carrying amount of the asset exceeds (a) the remaining amount of consideration that the entity expects to receive in exchange for the goods or services to which the asset relates, less (b) the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

Some of the Company’s revenue is derived from fixed price service contracts that may extend beyond one reporting period. Management must use estimates to determine the percentage of work completed and revenue to recognize at the financial reporting period end date. For the year ended December 31, 2025, all revenue is derived from leasing arrangements. No revenue was earned from contracts containing variable consideration or significant financing components.

Cash and cash equivalents
(f)	Cash and cash equivalents

The Company considers all liquid investments purchased with a maturity of three months or less at acquisition to be cash and cash equivalents, which are carried and classified at amortized cost. The Company did not hold any cash equivalents as of December 31, 2025 and 2024.

Inventories
(g)	Inventories

Inventories consist of raw materials and are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out principle, and includes expenditures incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition. Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

Biological assets
(h)	Biological assets

Biological assets are measured at their fair value less costs to sell in the consolidated statement of financial position. The Company’s method of accounting for biological assets attributes value accretion on a straight-line basis throughout the life of the biological asset from initial cloning to the point of harvest. All direct and indirect costs of biological assets are capitalized as they are incurred.

Biological assets and produce held by the Company is planned to be used in four possible ways:

●	Sale to the export market;

●	Sale to the local market;

●	Repurposed for use in research and development; and

●	Written off for being obsolete.

Property, plant and equipment
(i)	Property, plant and equipment

(i)	Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. When parts of an item of property and equipment have different estimated useful lives, they are accounted for as separate items within property and equipment. The costs of the ongoing regular servicing of property and equipment are recognized in tin the period in which they are incurred.

(ii)	Depreciation

Depreciation is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects management’s estimated future consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Plant and equipment	10 years
Leasehold improvements	5 years
Motor Vehicles	4 years
Computers	3 years
Furniture and fixtures	6 years

The Company has a majority of its property, plant and equipment in Mexico, held by its subsidiary First Towers, of which the depreciation is calculated using the straight-line method at the following annual rates:

●	Fiber Optic Network	10%

●	Telecom Towers	10%

●	Machinery and Equipment	10%

●	Other equipment	30%

Construction in progress represents capitalized costs related to the construction of telecommunications towers and fiber optic infrastructure that are not yet available for use. These amounts are transferred to the appropriate asset category when construction is complete and the asset is ready for its intended use, at which point depreciation commences. Construction in progress is not depreciated.

Intangible assets
(j)	Intangible assets

Intangible assets are recorded at cost less amortization and impairment losses, if any. The Company had a cannabis operator’s license in Lesotho, held by its subsidiary Bophelo, which was valid for 10 years and was subject to a renewal at the end of the 10 years. The license automatically renewed annually on payment of necessary fees as well as submission of operational documents to the Ministry of Health. As a result of loss of control of Bophelo, the license was derecognized and recorded as a loss on the consolidated statement of loss and comprehensive loss. The Company also had a cannabis API manufacturing and GMP license in Portugal, held by its subsidiary Holigen-RPK, which is valid for 10 years. Concurrent to the sale of RPK, the Company derecognized the value of the license.

The Company had cannabis distribution licenses in the United Kingdom held by its subsidiary, Canmart which have been assessed as having an indefinite useful life. As such, these licenses were not amortized but their recoverable amounts are tested annually for impairment. Pursuant to the cessation of Canmart in May 2025, the license was derecognized and recorded as a loss on the consolidated statement of loss and comprehensive loss. The indefinite intangible assets are recorded at cost less impairment losses, if any. The Company capitalizes the initial license application cost as the cost of intangible assets while the annual license renewal fees are expensed in the year during which they occur.

Impairment of non-financial assets
(k)	Impairment of non-financial assets

The Company assesses at each reporting period whether there is an indication that a non-financial asset may be impaired. An impairment loss is recognized when the carrying amount of an asset, or its cash generating unit (“CGU”), exceeds its recoverable amount. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount is the greater of the assets or CGU’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less cost to sell, an appropriate valuation model is used. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of amortization, if no impairment loss had been recognized.

Income taxes
(l)	Income taxes

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

In addition, deferred taxes are not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Leases
(m)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement exists, and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

a)	fixed payments, including in-substance fixed payments, less any lease incentives receivable;

b)	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

c)	amounts expected to be payable under a residual value guarantee;

d)	exercise prices of purchase options if the Company is reasonably certain to exercise that option; and

e)	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option.

Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit or loss.

Loss per share
(n)	Loss per share

The Company presents basic loss per share (“LPS”) data for its ordinary shares. Basic LPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year, adjusted for the Company’s own shares held. Diluted LPS is computed similar to basic LPS except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of any exercisable instruments, if dilutive. The number of additional shares is calculated by assuming that outstanding exercisable instruments were exercised and that the proceeds from such exercise were used to acquire common shares at the average market price during the reporting periods.

Share capital
(o)	Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued. The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing quoted bid price on the announcement date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as reserves.

Business combinations
(p)	Business combinations

Acquisitions of a business are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value. This is calculated as the sum of the acquisition date fair values of the assets transferred by the Company and liabilities incurred by the Company to the former owners of the acquiree in exchange for control of the acquiree. Acquisition related costs are recognized in profit and loss as incurred.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized in profit or loss as a bargain purchase gain.

Judgment is required to determine if the Company’s acquisitions represent a business combination or an asset acquisition. For acquisitions accounted as business combination, goodwill was recognized on the transactions and acquisition costs were expensed. The cost of the business combination is measured as the aggregate of the fair values (at the date of exchange) of assets acquired and liabilities incurred or assumed. For acquisitions representing asset acquisition, no goodwill was recognized on the transactions and acquisition costs were capitalized to the assets purchased. An allocation of the purchase price to the individual identifiable assets acquired, including intangible assets, and liabilities assumed based on their fair values at the date of purchase was required. The fair values of the net assets acquired was calculated using significant estimates and judgments. If estimates or judgments differed, this could result in a materially different allocation of net assets on the consolidated statement of financial position.

Accounting standards issued and adopted
(q)	Accounting standards issued and adopted

Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting policies

The amendments require that an entity discloses its material accounting policy information, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The adoption of this amendment did not have a significant impact to the Company’s consolidated financial statements.

In January 2020, the IAS issued an amendment to IAS 1 Presentation of Financial Statements that clarifies the criterion for classifying a liability as non-current relating to the right to defer settlement of a liability for at least 12 months after the reporting period.

1.	Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

2.	‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

In October 2022, the IASB issued amendments to IAS 1 that specified how an entity assesses whether it has the right to defer settlement of a liability when that right is subject to compliance with covenants within twelve months after the reporting period. The amendment applies to annual reporting periods beginning on or after January 1, 2024 and is applied retrospectively upon adoption. The adoption of this amendment did not have a significant impact to the Company’s consolidated financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

Certain new IFRS standards and interpretations have been issued but are not shown as they are not expected to have a material impact on the Company’s consolidated financial statements.

(o)	Recent accounting pronouncements

Certain new IFRS standards and interpretations have been issued but are not shown as they are not expected to have a material impact on the Company’s consolidated financial statements.